Notes Payable (Details) - Schedule of minimum principal payments under notes payable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of minimum principal payments under notes payable [Abstract]
Year ended December 31, 2022	$ 799,120	$ 859,880
Year ended December 31, 2023	15,492	15,492
Year ended December 31, 2024	15,492	15,492
Year ended December 31, 2025	15,492	15,492
Year ended December 31, 2026 and thereafter	218,324	210,578
Total principal payments	$ 1,063,920	$ 1,116,934